SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (31,284)	$ (30,344)
Total	2,518	3,948
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	6,790	6,888
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	$ 27,012	$ 27,404